Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Tax credits	$ 50,668	$ 9,622
Insurance claim receivables	4,711	5,670
Other receivables, net	84,474	42,469
Related party
Related Party Transaction [Line Items]
Related parties receivables	10,390	9,064
Nonrelated party
Related Party Transaction [Line Items]
Related parties receivables	$ 18,705	$ 18,113